Retirement Benefit Plan - Summary of Analysis of Membership (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2019 Member
BT Pension Scheme [Member]
Disclosure of defined benefit plans [Line Items]
Number of members in pension plan	50